Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Shareholders’ equity amount	$ 496
Deferred revenue		$ 3,534	$ 2,421
Deferred revenue balance		$ 1,536		$ 1,962
SunCar [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest		100.00%